Inventory (Details) - Schedule of inventory - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Inventory Abstract
Packaging	$ 16,504	$ 2,907
Finished goods	206,740	103,496
Total	$ 429,754	$ 106,403